ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial (losses) gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2024	$903	$(1,515)	$101	$36	$122	$(1)	$1,030	$676
Other comprehensive (loss) income	(3)	(185)	10	44	—	2	74	(58)
Balance at June 30, 2024	$900	$(1,700)	$111	$80	$122	$1	$1,104	$618

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2023	$774	$(1,741)	$115	$87	$125	$3	$1,118	$481
Other comprehensive income (loss)	(1)	153	(5)	(2)	—	—	(90)	55
Other items(1)	—	—	—	—	—	—	(18)	(18)
Balance at June 30, 2023	$773	$(1,588)	$110	$85	$125	$3	$1,010	$518
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2024	$5	$(9)	$1	$—	$1	$—	$6	$4
Other comprehensive income	—	—	—	—	—	—	—	—
Balance at June 30, 2024	$5	$(9)	$1	$—	$1	$—	$6	$4

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2023	$4	$(9)	$—	$—	$1	$—	$6	$2
Other comprehensive income	—	2	—	—	—	—	(1)	1
Balance at June 30, 2023	$4	$(7)	$—	$—	$1	$—	$5	$3
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2024	$372	$(624)	$41	$15	$50	$—	$423	$277
Other comprehensive (loss) income	(1)	(74)	4	18	—	1	28	(24)
Balance at June 30, 2024	$371	$(698)	$45	$33	$50	$1	$451	$253

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2023	$326	$(726)	$49	$36	$53	$(1)	$473	$210
Other comprehensive income (loss)		64	(3)	(1)	—	—	(37)	23
Other items(1)	—	—	—	—	—	—	(8)	(8)
Balance at June 30, 2023	$326	$(662)	$46	$35	$53	$(1)	$428	$225
d) Attributable to Non-controlling interest – BIPC exchangeable shares

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial (losses) gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2024	$257	$(424)	$29	$10	$35	$(1)	$289	$195
Other comprehensive (loss) income	(1)	(53)	3	13	—	1	20	(17)
Balance at June 30, 2024	$256	$(477)	$32	$23	$35	$—	$309	$178

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2023	$186	$(415)	$28	$20	$30	$1	$268	$118
Other comprehensive income (loss)	—	37	(1)	(1)	—	—	(22)	13
Other items(1)	—	—	—	—	—	—	(4)	(4)
Balance at June 30, 2023	$186	$(378)	$27	$19	$30	$1	$242	$127
e) Attributable to Non-controlling interest – Exchangeable units(1)

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2024	$12	$(18)	$1	$—	$1	$—	$13	$9
Other comprehensive (loss) income	—	(1)	—	—	—	—	1	—
Balance at June 30, 2024	$12	$(19)	$1	$—	$1	$—	$14	$9

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2023	$11	$(28)	$2	$1	$1	$—	$19	$6
Other comprehensive income (loss)	—	2	—	—	—	—	(1)	1
Balance at June 30, 2023	$11	$(26)	$2	$1	$1	$—	$18	$7

1.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.